Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (1,768,460)	$ (4,133,576)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	799	473
Amortization of debt discount	531,638	504,269
Change in value of derivative liability	(563,432)	(1,867,621)
Derivative expense	497,213	1,809,914
Forgiveness of debt		$ (6,009)
Loss on share issuance		$ 30,000
Impairment of intangible asset		$ 82,120
Stock issued for services	49,155	796,050
Stock-based compensation	240,999	866,128
Changes in operating assets and liabilities:
(Increase) decrease in prepaid expenses	4,778	(6,017)
Increase in bank overdraft	2,948
Increase in accounts payable	229,159	729,600
Increase (decrease) in accrued expenses	329,259	(250,399)
Net Cash Used by Operating Activities	(495,099)	(1,445,068)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of assets	(3,741)
Net Cash Used by Investing Activities	(3,741)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans and interest received (repaid)		(29,933)
Loans received (repaid) from/to related parties	70,846
Proceeds from sale of common stock and warrants	49,156	560,000
Proceeds from issuance of convertible notes payable	362,947	918,506
Net Cash Provided by Financing Activities	482,948	1,448,573
Net Increase (Decrease) in Cash and Cash Equivalents	(15,892)	3,505
Cash and cash equivalents, beginning of period	15,892	12,387
Cash and cash equivalents, end of period		15,892
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid
Income taxes paid
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING INFORMATION:
Stock deposits reclassified as common stock and stock warrants		147,050
Original issue discounts recorded on notes payable	12,900	612,827
Debt discounts recorded on convertible notes payable	498,544
Acquisition of intangibles for stock		82,120
Debt/interest converted into common stock	$ 602,374	$ 499,686